Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 2,942,645	$ 2,807,682	$ 2,882,596
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	697,967	647,006	984,573
Deferred income taxes	(232,354)	(865,711)	(280,565)
Provision for loan losses	4,375,000	6,550,000	7,525,000
Gain on sale of loans	(492,747)	(866,562)	(1,375,729)
Net securities gains	(896,764)	(278,242)	(129,493)
Change in fair value of mortgage servicing rights	314,566	141,587	(195,101)
Loss on sale or write-down of other real estate owned	334,840	255,044	29,911
Increase in cash surrender value of life insurance	(456,584)	(492,687)	(512,152)
Net amortization (accretion) of security premiums and discounts	679,290	382,312	(21,986)
Provision for deferred compensation	25,396	25,085	107,371
Loss (gain) on disposal or write-down of premises and equipment and other assets		1,550	(2,472)
Proceeds from sale of loans held-for-sale	26,963,182	36,038,510	66,651,013
Originations of loans held-for-sale	(26,638,777)	(35,486,987)	(65,645,945)
Decrease (increase) in other assets	1,765,560	1,846,312	(3,411,864)
Increase (decrease) in other liabilities	208,695	(361,507)	(1,045,014)
Net cash provided by operating activities	9,589,915	10,343,392	5,560,143
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	18,370,945	9,399,659	3,228,921
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	38,561,926	41,493,304	29,800,007
Purchases of available-for-sale securities	(65,522,891)	(53,683,058)	(30,765,319)
Proceeds from branch acquisition		22,260,144
Purchase of certificates of deposit	(1,743,000)
Net decrease (increase) in loans	38,855,755	20,017,232	(710,284)
Purchases of premises and equipment	(168,327)	(313,671)	(371,339)
Proceeds from sale of premises and equipment			39,471
Proceeds from sale of other real estate owned	1,854,389	2,733,862	168,650
Proceeds from sale of former branch			187,240
Insurance proceeds from casualty loss			145,000
Net cash provided by investing activities	30,208,797	41,907,472	1,722,347
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	(8,056,061)	(7,335,473)	4,876,840
Other borrowings:
Proceeds			5,000,000
Repayments	(17,035,212)	(21,550,300)	(19,513,729)
Change in customer repurchase agreements	(5,961,659)	(578,454)	6,167,934
Proceeds from sale of treasury shares	12,659	17,511	30,632
Payments of deferred compensation	(75,101)	(30,303)	(20,608)
Cash dividends paid		(1,550,098)	(2,065,963)
Net cash used in financing activities	(31,115,374)	(31,027,117)	(5,524,894)
NET INCREASE IN CASH AND CASH EQUIVALENTS	8,683,338	21,223,747	1,757,596
CASH AND CASH EQUIVALENTS
At beginning of year	48,603,636	27,379,889	25,622,293
At end of year	57,286,974	48,603,636	27,379,889
Cash paid during the year for:
Interest	7,436,939	9,563,566	12,909,515
Federal income taxes		1,075,000	1,500,000
Non-cash operating activity:
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	920,755	282,889	(1,428,065)
Transfer of loans to other real estate owned	498,000	2,343,000	5,119,196
Change in net unrealized gain or loss on available-for-sale securities	$ (2,708,102)	$ (832,026)	$ 4,200,190